Commitments - Schedule of Total Commitment Not Recognized in Lease Liability Payment (Details) - CMO Contract $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
CMO operating expense commitment	$ 48,734
Within 1-year
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
CMO operating expense commitment	3,464
2 - 5 Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
CMO operating expense commitment	20,761
Later Than 5-Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
CMO operating expense commitment	$ 24,509